RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Amortization of Debt Discount (Premium)			$ (0)	$ 51,000	$ 21,000
Consulting Fees			180,097	140,806	1,356
Mr. Newton [Member]
Related Party Transaction [Line Items]
Consulting Fees			176,197	144,549	0
Accounts payable and accrued liabilities related party			0	15,956
Mr. Michael Ranger [Member]
Related Party Transaction [Line Items]
Consulting Fees			0	0	1,356
Accounts payable and accrued liabilities related party			0	0
Vanadium [Member]
Related Party Transaction [Line Items]
Deferred revenue			$ 300,000
Note Payable Related Party 2015 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable	$ 6,553	$ 9,000
Interest rate			8.20%
Notes Payable, Related Parties			$ 9,331	8,584
Interest Expense, Related Party			531	353	247
Note Payable Related Party 2021 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable					72,000
Notes Payable, Related Parties			$ 0	0
Interest Expense, Related Party				$ 2,550	3,659
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Derivative Asset, Fair Value, Gross Liability				$ 127,049
Debt discount					72,000
Loss on issuance of note					55,049
Amortization of Debt Discount (Premium)				$ 51,000	$ 21,000